REVENUE - Schedule of Revenue as Disaggregated by Market Based on Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 165,447	$ 127,182	$ 108,652
North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	87,235	55,500	60,755
U.K. and Ireland
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	41,660	39,179	31,347
Other Europe
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	26,102	22,463	10,994
Rest of the world
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	10,450	10,040	5,556
Marketing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	124,320	118,815	101,000
Data
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 41,127	$ 8,367	$ 7,652